Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-employment pension plans.
Beginning of year	$ 733,049	$ 771,468
Retirement of spun-off businesses	(84,067)
Net periodic cost	135,731	87,657
Benefits paid	(75,010)	(42,141)
End of year	772,482	733,049
Pensions
Post-employment pension plans.
Beginning of year	243,131
Retirement of spun-off businesses	(64,142)
Net periodic cost	44,161
Remeasurement adjustments	(10,297)	(70,149)
Benefits paid	(40,360)
End of year	172,493	243,131
Seniority Premiums
Post-employment pension plans.
Beginning of year	489,918
Retirement of spun-off businesses	(19,925)
Net periodic cost	91,570
Remeasurement adjustments	73,076	(13,786)
Benefits paid	(34,650)
End of year	$ 599,989	$ 489,918